Income taxes - Disclosure of reconciliation of statutory weighted average tax rate applicable to income (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income taxes [Abstract]
(Loss) income before income taxes	$ (43,720)	$ 27,142
Income tax provision calculated using the combined Canadian federal and provincial statutory income tax rate	(11,586)	7,193
Increase (decrease) in income taxes resulting from:
Non-deductible expenses, net	908	(11)
(Non-deductible) non-taxable portion of capital losses, net	(761)	(1,893)
Differences in foreign statutory tax rates	(3,898)	(408)
Changed in unrecognized deferred tax assets	20,050	6,570
Foreign withholding taxes	864	778
Deferred premium on flow-through shares	(1,847)	0
Effect of flow-through shares renunciation	8,021	0
Tax rate changes of deferred income taxes	0	11
Other	1,204	(1,327)
Total income tax expense	$ 12,955	$ 10,913